Note 13 - Commitments (Tables)	12 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of maturity analysis of contractual obligations [text block]
Contractual obligations	Less than 1 year	1-3 years	3-5 years	Total
	$	$	$	$
Patent licensing costs	165	826	584	1,575
Lease payments	35	-	-	35
Liquidity event payment	328	-	-	328